Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 125,158	$ 33,000	$ 21,000
Net of accumulated depreciation	2,693	1,828	673
Liability on sale of future revenues, net of discount	0	2,719	135,641
Notes payable, net of unamortized discount	$ 0	$ 1,205,699	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, undesignated shares authorized	7,013,600	7,013,600	7,013,600
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,394,329	2,203,009	1,447,864
Common stock, shares outstanding	14,394,329	2,203,009	1,447,864
Shares to be issued	587,945
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	527,795	454,546
Preferred stock, shares outstanding	0	527,795	454,546
Series F Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000	200,000	200,000
Preferred stock, shares issued	0	64,382	139,768
Preferred stock, shares outstanding	0	64,382	139,768
Series E Preferred Stocks [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	775,000	775,000	775,000
Preferred stock, shares issued	86,000	731,845	734,986
Preferred stock, shares outstanding	86,000	731,845	734,986